RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of intercompany loans
	2017	2016
Assets
Joint venture
Gerdau Corsa SAPI de C.V.	7	48
Others
Fundação Gerdau	51,832	57,493

	51,839	57,541

	2017	2016	2015
Net financial income	95	(2,457)	2,712

Summary of guarantees granted

Related Party	Relationship	Object	Original Amount	Maturity	2017	2016
GTL Trade Finance Inc.	Subsidiary	10-year Bond	1,744,000	Oct/17	—	2,577,296
GTL Trade Finance Inc.	Subsidiary	30-year Bond	1,118,000	Apr/44	1,654,000	1,629,550
Diaco S.A.	Joint-venture	Financing Agreements	137,700	Aug/18	128,019	397,238
Armacero-Matco S.A., Salomon Sack S.A.	Subsidiary	Financing Agreements	214,793	Dec/18	226,700	—
Gerdau Holding Inc.	Subsidiary	10-year Bond	2,188,125	Jan/20	1,711,649	1,801,389
Gerdau Trade Inc.	Subsidiary	10-year Bond	2,117,750	Jan/21	1,570,546	3,345,222
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	1,973,313	Jul/18 - Dec/21	1,797,856	2,061,260
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	6,550	—
GTL Trade Finance Inc., Gerdau Holdings Inc.	Subsidiary	10-year Bond	2,606,346	Apr/24	3,031,974	2,987,154
Sipar Aceros S.A.	Subsidiary	Financing Agreements	436,959	Sep/18 - Sep/21	85,920	434,706
Gerdau Trade Inc.	Subsidiary	10-year Bond	1,501,275	Apr/23	1,792,291	1,832,625
Gerdau Steel India Ltd.	Subsidiary	Financing Agreements	98,359	Sep/18 - Feb/19	287,690	354,585
Gerdau Steel India Ltd.	Subsidiary	Financing Agreements	—	Indetermined	—	55,130
Comercial Gerdau Bolivia	Subsidiary	Financing Agreements	—	nov/17	—	13,036
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	2,960,203	Jan/20 - Feb/21	2,158,271	2,627,205
Gerdau Ameristeel US. Inc.	Subsidiary	Bond 25 yers	103,596	Oct/37	168,708	166,214
Gerdau Ameristeel US. Inc.	Subsidiary	Bond 30 yers	46,460	May/37	76,084	74,959
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	556,247	Oct/24 - Dec/30	282,534	318,784
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	7,007	Dec/18	7,007	304,194
Siderurgica Zuliana, C.A.	Subsidiary	Financing Agreements	50,010	Dec/18	33,080	65,182
Gerdau Ameristeel Corporation; Gerdau Ameristeel US Inc.; Gerdau Macsteel Inc.; Comercial Gerdau Bolivia S.A.; Gerdau Aza S.A.; Gerdau Metaldom S.A.; Sipar Aceros S.A.; Gerdau Hungria Holdings LLC; Aceros Corsa S.A. de C.V.; Gerdau Corsa S.A.P.I de C.V.; Gerdau GTL México S.A. de C.V.; Sidertul S.A. de C.V.; Steelchem Trading Corporation; Empresa Siderúrgica Del Perú S.A.A.; Gerdau Hungria Y CIA, S.R.C and Gerdau Laisa S.A.	Subsidiary and Joint-venture	Financing Agreements	—	Oct/20	178,200	635,525
Gerdau Aços Especiais S.A.	Subsidiary	Financing Agreements	70,000	feb/20	—	63,000

Schedule of key management compensation

	2017
	Number of shares	Weighted exercise price
		R$
Balance as of January 1, 2015	1,564,341	19.53

Options Forfeited	(1,130,091)	19.56
Others	112,420	—

Balance as of December 31, 2015	546,670	18.36

Options Forfeited	(148,491)	20.49

Balance as of December 31, 2016	398,179	16.64

Options Forfeited	(217,819)	15.11

Balance as of December 31, 2017	180,360	17.91

	2017	2016
Available at beginning of the year	4,831,999	1,669,557
Granted	1,353,930	3,399,729
Exercised	(240,619)	(237,287)
Forfeited		—

Available at the end of the year	5,945,310	4,831,999